UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: October 31, 2008

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund
The fund's portfolio
10/31/08 (Unaudited)

COMMON STOCKS (92.5%)(a)
	Shares	Value

Advertising and marketing services (0.6%)
Omnicom Group, Inc. (S)	59,800	$1,766,492

Aerospace and defense (5.0%)
Boeing Co. (The)	56,900	2,974,163
L-3 Communications Holdings, Inc.	29,100	2,362,047
Lockheed Martin Corp.	54,800	4,660,740
United Technologies Corp.	77,700	4,270,392
		14,267,342

Banking (0.8%)
Bank of America Corp.	40,900	988,553
U.S. Bancorp	46,000	1,371,260
		2,359,813

Beverage (2.7%)
Coca-Cola Co. (The)	61,100	2,692,066
Pepsi Bottling Group, Inc. (The)	49,400	1,142,128
PepsiCo, Inc.	66,300	3,779,763
		7,613,957

Biotechnology (2.4%)
Amgen, Inc. (NON)	49,200	2,946,588
Applied Biosystems, Inc.	10,400	320,632
Genzyme Corp. (NON)	45,300	3,301,464
Invitrogen Corp. (NON)	11,300	325,327
		6,894,011

Cable television (0.6%)
DirecTV Group, Inc. (The) (NON)	83,600	1,830,004

Chemicals (2.6%)
Celanese Corp. Ser. A	23,100	320,166
CF Industries Holdings, Inc.	4,800	308,112
Monsanto Co.	53,100	4,724,838
Mosaic Co. (The)	7,300	287,693
Potash Corp. of Saskatchewan (Canada)	16,400	1,398,264
Terra Industries, Inc.	17,000	373,830
		7,412,903

Commercial and consumer services (0.2%)
Priceline.com, Inc. (NON) (S)	10,600	557,878

Communications equipment (2.1%)
Cisco Systems, Inc. (NON) (S)	305,112	5,421,840
Corning, Inc.	52,100	564,243
		5,986,083

Computers (7.8%)
Apple, Inc. (NON)	52,600	5,659,234
EMC Corp. (NON)	246,500	2,903,770
Hewlett-Packard Co.	174,700	6,687,516
IBM Corp.	68,500	6,368,445
NetApp, Inc. (NON)	45,400	614,262
		22,233,227

Conglomerates (2.1%)
General Electric Co.	245,500	4,789,705
Honeywell International, Inc.	40,200	1,224,090
		6,013,795

Consumer goods (4.5%)
Clorox Co.	24,200	1,471,602
Colgate-Palmolive Co.	19,500	1,223,820
Procter & Gamble Co. (The)	157,000	10,132,780
		12,828,202

Consumer services (0.1%)
Netflix, Inc. (NON) (S)	11,900	294,644

Containers (0.1%)
Owens-Illinois, Inc. (NON)	17,200	393,536

Electric utilities (1.1%)
Edison International	48,500	1,726,115
FirstEnergy Corp.	12,100	631,136
Public Service Enterprise Group, Inc.	24,900	700,935
		3,058,186

Electrical equipment (0.3%)
Emerson Electric Co.	24,400	798,612

Electronics (2.8%)
Intel Corp.	249,800	3,996,800
MEMC Electronic Materials, Inc. (NON)	27,500	505,450
National Semiconductor Corp.	61,900	815,223
Texas Instruments, Inc.	138,100	2,701,236
		8,018,709

Energy (oil field) (2.1%)
Dresser-Rand Group, Inc. (NON)	13,300	297,920
FMC Technologies, Inc. (NON)	27,000	944,730
Halliburton Co.	25,500	504,645
National-Oilwell Varco, Inc. (NON)	49,124	1,468,316
Noble Corp.	15,000	483,150
Schlumberger, Ltd.	23,200	1,198,280
Transocean, Inc. (NON)	15,400	1,267,882
		6,164,923

Energy (other) (0.2%)
First Solar, Inc. (NON)	3,200	459,840

Financial (1.3%)
Assurant, Inc.	44,600	1,136,408
Citigroup, Inc.	74,300	1,014,195
JPMorgan Chase & Co.	32,600	1,344,750
Nasdaq OMX Group, Inc. (The) (NON)	9,893	321,127
		3,816,480

Food (0.4%)
Bunge, Ltd. (S)	11,600	445,556
Corn Products International, Inc.	10,200	248,064
Dean Foods Co. (NON)	24,300	531,198
		1,224,818

Gaming and lottery (0.1%)
International Game Technology	15,500	217,000

Health-care services (2.0%)
Aetna, Inc.	19,400	482,478
Express Scripts, Inc. (NON)	52,000	3,151,720
Humana, Inc. (NON)	15,000	443,850
Medco Health Solutions, Inc. (NON)	18,200	690,690
WellPoint, Inc. (NON)	25,000	971,750
		5,740,488

Insurance (0.4%)
AFLAC, Inc.	28,200	1,248,696

Investment banking/Brokerage (2.6%)
Federated Investors, Inc. Class B	35,900	868,780
Goldman Sachs Group, Inc. (The)	38,200	3,533,500
Invesco, Ltd.	22,000	328,020
Janus Capital Group, Inc. (S)	84,400	990,856
State Street Corp.	42,200	1,829,370
		7,550,526

Machinery (1.5%)
AGCO Corp. (NON)	32,300	1,018,096
Caterpillar, Inc.	19,000	725,230
Cummins, Inc.	22,600	584,210
Deere (John) & Co.	35,400	1,365,024
Joy Global, Inc.	24,800	718,704
		4,411,264

Manufacturing (0.2%)
Flowserve Corp.	8,100	461,052

Media (0.3%)
Time Warner, Inc.	84,200	849,578

Medical technology (5.7%)
Baxter International, Inc.	41,800	2,528,482
Becton, Dickinson and Co.	52,800	3,664,320
Hospira, Inc. (NON)	72,100	2,005,822
Intuitive Surgical, Inc. (NON)	4,000	691,160
Medtronic, Inc.	83,700	3,375,621
Mettler-Toledo International, Inc. (NON)	5,200	398,008
St. Jude Medical, Inc. (NON)	54,700	2,080,241
Varian Medical Systems, Inc. (NON)	18,000	819,180
Waters Corp. (NON)	6,400	280,320
Zimmer Holdings, Inc. (NON)	13,100	608,233
		16,451,387

Metals (0.6%)
Freeport-McMoRan Copper & Gold, Inc. Class B	20,000	582,000
Nucor Corp.	11,700	473,967
Southern Copper Corp. (S)	17,700	257,712
United States Steel Corp.	7,400	272,912
		1,586,591

Natural gas utilities (0.3%)

Energen Corp.	22,200	745,254

Office equipment and supplies (0.2%)
Pitney Bowes, Inc.	24,900	617,022

Oil and gas (10.4%)
Chevron Corp.	44,500	3,319,700
ConocoPhillips	68,600	3,568,572
Devon Energy Corp.	40,800	3,299,088
Exxon Mobil Corp.	138,000	10,228,561
Hess Corp.	31,900	1,920,699
Marathon Oil Corp.	26,900	782,790
Occidental Petroleum Corp.	79,300	4,404,322
Sunoco, Inc.	34,100	1,040,050
Valero Energy Corp.	61,500	1,265,670
		29,829,452

Pharmaceuticals (7.5%)
Bristol-Myers Squibb Co.	70,800	1,454,940
Cephalon, Inc. (NON)	14,300	1,025,596
Eli Lilly & Co.	37,900	1,281,778
Forest Laboratories, Inc. (NON)	22,700	527,321
Johnson & Johnson	124,000	7,606,160
Merck & Co., Inc.	104,700	3,240,465
Mylan, Inc. (NON) (S)	129,100	1,106,387
Pfizer, Inc.	81,100	1,436,281
Schering-Plough Corp.	107,500	1,557,675
Wyeth	66,600	2,143,188
		21,379,791

Power producers (0.7%)
AES Corp. (The) (NON) (S)	182,300	1,452,931
NRG Energy, Inc. (NON) (S)	25,800	599,850
		2,052,781

Railroads (0.3%)
Norfolk Southern Corp.	14,700	881,118

Real estate (0.1%)
Jones Lang LaSalle, Inc.	12,754	419,862

Regional bells (2.1%)
AT&T, Inc.	162,300	4,344,771
Verizon Communications, Inc.	58,600	1,738,662
		6,083,433

Restaurants (1.0%)
McDonald's Corp.	15,700	909,501
Yum! Brands, Inc.	69,600	2,019,096
		2,928,597

Retail (5.7%)
Abercrombie & Fitch Co. Class A	13,300	385,168
Amazon.com, Inc. (NON)	2,900	165,996
Big Lots, Inc. (NON)	28,500	696,255
BJ's Wholesale Club, Inc. (NON) (S)	21,900	770,880
CVS Caremark Corp.	80,900	2,479,585
Dollar Tree, Inc. (NON)	7,322	278,382
GameStop Corp. (NON)	19,300	528,627
Kroger Co.	75,600	2,075,976
Lowe's Cos., Inc.	44,100	956,970
Safeway, Inc.	60,300	1,282,581
TJX Cos., Inc. (The)	43,200	1,156,032
Urban Outfitters, Inc. (NON)	37,500	815,250
Wal-Mart Stores, Inc. (S)	84,800	4,732,688
		16,324,390

Shipping (0.4%)
Kirby Corp. (NON)	15,900	545,688
Ryder System, Inc.	12,900	511,098
		1,056,786

Software (5.5%)
Activision Blizzard, Inc. (NON)	86,000	1,071,560
Adobe Systems, Inc. (NON) (SEG)	64,900	1,728,936
Autodesk, Inc. (NON)	9,200	196,052
McAfee, Inc. (NON)	40,800	1,328,040
Microsoft Corp.	417,600	9,325,008
Symantec Corp. (NON)	109,600	1,378,768
VMware, Inc. Class A (NON)	25,800	799,800
		15,828,164

Technology services (3.2%)
Accenture, Ltd. Class A (Bermuda)	30,500	1,008,025
Baidu.com ADR (China) (NON)	2,400	494,400
eBay, Inc. (NON)	57,000	870,390
Google, Inc. Class A (NON)	13,128	4,717,678
Salesforce.com, Inc. (NON) (S)	20,700	640,872
Sohu.com, Inc. (China) (NON)	10,800	593,352
Western Union Co. (The)	31,100	474,586
Yahoo!, Inc. (NON)	30,800	394,856

		9,194,159

Telecommunications (0.2%)
American Tower Corp. Class A (NON)	14,800	478,188

Textiles (0.8%)
Coach, Inc. (NON)	82,200	1,693,320
NIKE, Inc. Class B	10,100	582,063
		2,275,383

Tobacco (0.6%)
Altria Group, Inc.	41,700	800,223
Philip Morris International, Inc.	21,000	912,870
		1,713,093

Toys (0.3%)
Hasbro, Inc.	32,500	944,775

Total common stocks (cost $356,104,939)		$265,262,285

INVESTMENT COMPANIES (0.1%)(a) (cost $473,916)
	Shares	Value

iShares FTSE/Xinhua China 25 Index Fund	9,300	$233,988

SHORT-TERM INVESTMENTS (6.7%)(a)
	Principal	Value
	amount/shares

Federated Prime Obligations Fund	9,097,421	$9,097,421
Short-term investments held as collateral for loaned
securities with yields ranging from 0.13% to 2.68% and
due dates ranging from November 3, 2008 to
November 10, 2008 (d)	$10,230,164	10,227,772

Total short-term investments (cost $19,325,193)		$19,325,193

TOTAL INVESTMENTS

Total investments (cost $375,904,048) (b)		$284,821,466

FUTURES CONTRACTS OUTSTANDING at 10/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

S&P 500 Index (Long)	53	$12,816,725	Dec-08	$(1,692,870)

NOTES

(a) Percentages indicated are based on net assets of $286,790,049.

(b) The aggregate identified cost on a tax basis is $375,922,382, resulting in gross unrealized appreciation and depreciation of $6,872,828 and $97,973,744, respectively, or net unrealized depreciation of $91,100,916.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2008, the value of securities loaned amounted to $9,679,416. The fund received cash collateral of $10,227,772 which is pooled with collateral of other Putnam funds into 15 issues of short-term investments.

(S) Securities on loan, in part or in entirety, at October 31, 2008.

At October 31, 2008, liquid assets totaling $12,816,725 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $66,367 for the period ended October 31, 2008. During the period ended October 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $20,820,840 and $28,265,739, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2008:

Valuation inputs	Investments in securities	Other financial instruments*

Level 1	$274,593,694	$(1,692,870)

Level 2	10,227,772	--

Level 3	--	--

Total	$284,821,466	$(1,692,870)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: October 31, 2008

Item 1. Schedule of Investments:

Putnam Research Fund
The fund's portfolio
10/31/08 (Unaudited)

COMMON STOCKS (98.8%)(a)
	Shares	Value

Advertising and marketing services (0.7%)
Omnicom Group, Inc. (S)	61,500	$1,816,710

Aerospace and defense (2.8%)
BE Aerospace, Inc. (NON)	85,800	1,104,246
Boeing Co. (The)	69,800	3,648,446
Lockheed Martin Corp.	28,500	2,423,925
		7,176,617

Airlines (0.5%)
AMR Corp. (NON)	122,100	1,246,641

Banking (6.2%)
Bank of America Corp.	214,200	5,177,214
Bank of New York Mellon Corp. (The)	82,400	2,686,240
U.S. Bancorp	97,200	2,897,532
Wells Fargo & Co.	150,700	5,131,335
		15,892,321

Beverage (1.7%)
PepsiCo, Inc.	77,400	4,412,574

Biotechnology (2.3%)
Amgen, Inc. (NON)(SEG)	60,700	3,635,323
Genzyme Corp. (NON)	32,500	2,368,600
		6,003,923

Chemicals (2.0%)
Monsanto Co.	36,000	3,203,280
Potash Corp. of Saskatchewan (Canada)	21,900	1,867,194
		5,070,474

Commercial and consumer services (1.4%)
Automatic Data Processing, Inc.	62,800	2,194,860
Visa, Inc. Class A	24,140	1,336,149
		3,531,009

Communications equipment (1.2%)
Corning, Inc.	157,800	1,708,974
Nokia OYJ ADR (Finland)	86,500	1,313,070
		3,022,044

Computers (4.4%)
Apple Computer, Inc. (NON)	41,900	4,508,021
EMC Corp. (NON)	183,200	2,158,096
Hewlett-Packard Co.	118,700	4,543,836
		11,209,953

Conglomerates (4.0%)
General Electric Co.	400,200	7,807,900
Honeywell International, Inc.	77,700	2,365,965
		10,173,865

Consumer finance (1.5%)
American Express Co.	87,800	2,414,500
Mastercard, Inc. Class A	8,900	1,315,598
		3,730,098

Consumer goods (5.5%)
Clorox Co.	31,500	1,915,515
Colgate-Palmolive Co.	41,600	2,610,816
Energizer Holdings, Inc. (NON)	39,000	1,905,540
Procter & Gamble Co. (The)	119,700	7,725,438
		14,157,309

Electric utilities (3.8%)
Edison International	56,808	2,021,797
Entergy Corp.	25,800	2,013,690
Exelon Corp.	68,200	3,699,168
PG&E Corp.	53,000	1,943,510
		9,678,165

Electronics (0.9%)
Texas Instruments, Inc.	122,800	2,401,968

Energy (oil field) (1.6%)
National-Oilwell Varco, Inc. (NON)	58,000	1,733,620
Transocean, Inc. (NON)	28,900	2,379,337

		4,112,957

Energy (other) (0.4%)
First Solar, Inc. (NON)	7,071	1,016,103

Financial (3.8%)
Citigroup, Inc.	272,600	3,720,990
JPMorgan Chase & Co.	148,550	6,127,688
		9,848,678

Food (1.1%)
Kraft Foods, Inc. Class A	96,500	2,812,010

Health-care services (2.8%)
AmerisourceBergen Corp.	53,400	1,669,818
Cardinal Health, Inc.	51,000	1,948,200
CIGNA Corp.	55,800	909,540
Health Management Associates, Inc. Class A (NON)	401,700	843,570
Quest Diagnostics, Inc.	41,500	1,942,200
		7,313,328

Insurance (1.1%)
ACE, Ltd. (Switzerland)	29,500	1,692,120
AXA SA ADR (France)	63,100	1,180,601
		2,872,721

Investment banking/Brokerage (1.9%)
Goldman Sachs Group, Inc. (The)	24,400	2,257,000
Merrill Lynch & Co., Inc.	47,300	879,307
State Street Corp.	43,100	1,868,385
		5,004,692

Lodging/Tourism (0.6%)
Wyndham Worldwide Corp.	182,865	1,497,664

Machinery (0.7%)
Deere (John) & Co.	49,100	1,893,296

Manufacturing (0.8%)
Illinois Tool Works, Inc.	61,500	2,053,485

Media (0.7%)
Viacom, Inc. Class B (NON)	95,000	1,920,900

Medical technology (6.1%)
Boston Scientific Corp. (NON)	203,400	1,836,702
Covidien, Ltd.	48,900	2,165,781
Hologic, Inc. (NON)	82,300	1,007,352
Hospira, Inc. (NON)	83,300	2,317,406
Medtronic, Inc.	74,400	3,000,552
Mettler-Toledo International, Inc. (NON)	19,200	1,469,568
St. Jude Medical, Inc. (NON)	52,100	1,981,363
Zimmer Holdings, Inc. (NON)	38,800	1,801,484
		15,580,208

Metals (0.4%)
Freeport-McMoRan Copper & Gold, Inc. Class B	35,300	1,027,230

Oil and gas (10.7%)
Apache Corp.	38,000	3,128,540
Chevron Corp.	86,800	6,475,280
Devon Energy Corp.	36,100	2,919,046
Exxon Mobil Corp.	85,300	6,322,436
Marathon Oil Corp.	73,100	2,127,210
Occidental Petroleum Corp.	55,200	3,065,808
Valero Energy Corp.	67,400	1,387,092
XTO Energy, Inc.	56,700	2,038,365
		27,463,777

Pharmaceuticals (4.7%)
Abbott Laboratories	76,600	4,224,490
Barr Pharmaceuticals, Inc. (NON)	23,500	1,510,110
Merck & Co., Inc.	118,400	3,664,480
Wyeth	81,600	2,625,888
		12,024,968

Real estate (0.8%)
Simon Property Group, Inc. (R)	29,500	1,977,385

Regional Bells (1.6%)
Verizon Communications, Inc.	141,250	4,190,888

Restaurants (1.4%)
McDonald's Corp.	62,300	3,609,039

Retail (8.2%)
Big Lots, Inc. (NON)	53,500	1,307,005
CVS Caremark Corp.	96,600	2,960,790
GameStop Corp. (NON)	57,400	1,572,186
JC Penney Co., Inc. (Holding Co.) (S)	59,300	1,418,456
Kroger Co.	76,800	2,108,928
Nordstrom, Inc.	76,000	1,374,840
Staples, Inc. (S)	130,700	2,539,501
TJX Cos., Inc. (The)	87,000	2,328,120
Wal-Mart Stores, Inc.	97,500	5,441,475
		21,051,301

Schools (0.4%)
Career Education Corp. (NON)	70,000	1,106,700

Semiconductor (0.6%)
KLA-Tencor Corp.	71,500	1,662,375

Software (4.9%)
Activision Blizzard, Inc. (NON)	101,900	1,269,674
Microsoft Corp.	307,400	6,864,242
Parametric Technology Corp. (NON)	100,000	1,299,000
SAP AG ADR (Germany)	44,718	1,579,887
Symantec Corp. (NON)	117,000	1,471,860
		12,484,663

Technology services (1.4%)
Google, Inc. Class A (NON)	10,370	3,726,563

Telecommunications (1.5%)
American Tower Corp. Class A (NON)	81,500	2,633,265
NII Holdings, Inc. (NON)	50,300	1,295,728
		3,928,993

Tobacco (1.7%)
Philip Morris International, Inc.	102,950	4,475,237

Total common stocks (cost $349,157,088)		$254,178,832

CONVERTIBLE PREFERRED STOCKS (0.4%)(a) (cost $1,100,560)
	Shares	Value

Mylan, Inc. 6.50% cv. pfd.	1,868	$1,019,368

SHORT-TERM INVESTMENTS (2.3%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.13% to 2.68% and
due dates ranging from November 3, 2008 to
November 10, 2008 (d)	$2,940,788	$2,940,100
Federated Prime Obligations Fund	2,911,861	2,911,861

Total short-term investments (cost $5,851,961)		$5,851,961

TOTAL INVESTMENTS

Total investments (cost $356,109,609) (b)		$261,050,161

FORWARD CURRENCY CONTRACTS TO BUY at 10/31/08 (aggregate face value $4,828,090) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$4,701,002	$4,828,090	12/17/08	$(127,088)

Total				$(127,088)

FORWARD CURRENCY CONTRACTS TO SELL at 10/31/08 (aggregate face value $11,392,199) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

British Pound	$33,631	$36,765	12/17/08	$3,134
Canadian Dollar	1,755,498	1,953,098	1/21/09	197,600
Euro	8,370,412	9,402,336	12/17/08	1,031,924

Total				$1,232,658

FUTURES CONTRACTS OUTSTANDING at 10/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

S&P 500 Index (Long)	7	$1,692,775	Dec-08	$(107,814)

Total				$(107,814)

WRITTEN OPTIONS OUTSTANDING at 10/31/08 (premiums received $17,233) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

AMR Corp. (Call)	$11,644	Nov - 08/$11.00	$5,785

Total			$5,785

NOTES

(a) Percentages indicated are based on net assets of $257,319,039.

(b) The aggregate identified cost on a tax basis is $356,549,244, resulting in gross unrealized appreciation and depreciation of $961,870 and $96,460,953, respectively, or net unrealized depreciation of $95,499,083.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2008, the value of securities loaned amounted to $2,829,480. The fund received cash collateral of $2,940,100, which is pooled with collateral of other Putnam funds into 15 issues of short-term investments.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at October 31, 2008.

At October 31, 2008, liquid assets totaling $2,804,130 have been designated as collateral for open forward contracts, options and futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $11,939 for the period ended October 31, 2008. During the period ended October 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $10,709,361 and $11,344,654, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$257,090,693	$(107,814)

Level 2	3,959,468	1,117,018

Level 3	--	--

Total	$261,050,161	$1,009,204

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2008